Croft Funds Corp.

Croft Value Fund Class I Shares

Incorporated herein by reference is the definitive version of the prospectus for the Croft Value Fund Class I Shares filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 29, 2012 (SEC Accession No. 0001162044-12-000614).